Shareholder Report, Average Annual Return (Details) 1014011_Franklin International Core Dividend Tilt Index ETF_Single Class_TSR Annual {Single Class}		12 Months Ended	60 Months Ended	118 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin International Core Dividend Tilt Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Franklin International Core Dividend Tilt Index ETF (NAV)
Average Annual Return, Percent		25.59%	12.58%	10.13%
Morningstar Developed Markets ex-North America Target Market Exposure Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Developed Markets ex-North America Target Market Exposure Index-NR
Average Annual Return, Percent	[1]	21.86%	7.99%	0.00%
Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR
Average Annual Return, Percent	[2]	21.86%	11.11%	10.79%
Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR
Average Annual Return, Percent	[3]	25.41%	0.00%	0.00%
Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR
Average Annual Return, Percent	[4]	25.41%	12.61%	10.39%

[1]
†	The Morningstar Developed Markets ex-North America Target Market Exposure Index-NR did not commence calculation and publication until June 10, 2019.

[2]
††	The Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR measures the performance of the Fund’s old primary benchmark, the MSCI Europe, Australasia and the Far East (EAFE) 100% Hedged to USD Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.

[3]
†††	The Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR did not commence calculation and publication until June 15, 2022.

[4]
††††	The Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR measures the performance of the Fund’s old underlying index, LibertyQ International Equity Hedged Index-NR, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.